Taxes (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Stock-based compensation	$ 994,618	$ 210,573
Stock option and warrant revaluation	1,525,594	3,181,481
Tax loss carry forward	13,370,548	11,162,545
Valuation allowance	(15,890,760)	(14,554,599)
Deferred tax assets/liabilities	$ 0	$ 0